COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)				12 Months Ended
	Feb. 05, 2024	Sep. 30, 2021	Mar. 10, 2021	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023
Product Liability Contingency [Line Items]
Rent expense and operating lease cost				$ 240,731	$ 260,406	$ 240,731
Security deposit				$ 15,880	$ 15,880
10 Years Lease Agreement [Member]
Product Liability Contingency [Line Items]
Description of operating lease			the Company entered into a 10 year lease agreement for q manufacturing facility at 10800 Galaxie Avenue, Ferndale, Michigan, 48220, commencing on May 1, 2021 through to April 30, 2031 with a minimum base rent of $15,880 per month
10 Years Lease Agreement [Member] | Ferndale, Michigan [Member]
Product Liability Contingency [Line Items]
Rent expense and operating lease cost			$ 15,880
Security deposit			$ 15,880
3-Years Lease Agreement [Member]
Product Liability Contingency [Line Items]
Description of operating lease	On February 5, 2024, the Company entered into a 3-year lease agreement for a vehicle commencing February 5, 2024 through to February 5, 2027 with a minimum base rent of $1,223 per month. The Company paid a down payment of $9,357.	On September 30, 2021, the Company entered into a 3-year lease agreement for a vehicle commencing September 30, 2021 through to September 30, 2024 with a minimum base rent of $1,538 per month. The Company paid a down payment of $18,462.
Rent expense and operating lease cost	$ 1,223	$ 1,538
Rental down payment	$ 9,357	$ 18,462